Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck Funds
Entity Central Index Key	0000768847
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000090895
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class A
Trading Symbol	CMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$51	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[1]
AssetsNet	$ 682,194,938
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,707,751
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$682,194,938 Number of Portfolio Holdings21 Portfolio Turnover Rate-% Management Fees Paid$1,707,751
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		2.0%
Money Market Fund		4.4%
United States Treasuries		93.6%
Footnote	Description
Footnote*	Includes net unrealized appreciation on total return swap contracts.

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation on total return swap contracts.
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000090897
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class I
Trading Symbol	COMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$35	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[2]
AssetsNet	$ 682,194,938
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,707,751
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$682,194,938 Number of Portfolio Holdings21 Portfolio Turnover Rate-% Management Fees Paid$1,707,751
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		2.0%
Money Market Fund		4.4%
United States Treasuries		93.6%
Footnote	Description
Footnote*	Includes net unrealized appreciation on total return swap contracts.

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation on total return swap contracts.
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000090898
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class Y
Trading Symbol	CMCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$37	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[3]
AssetsNet	$ 682,194,938
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,707,751
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$682,194,938 Number of Portfolio Holdings21 Portfolio Turnover Rate-% Management Fees Paid$1,707,751
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		2.0%
Money Market Fund		4.4%
United States Treasuries		93.6%
Footnote	Description
Footnote*	Includes net unrealized appreciation on total return swap contracts.

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation on total return swap contracts.
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024992
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class A
Trading Symbol	GBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$89	1.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.60%	[4]
AssetsNet	$ 364,551,535
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,022,480
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$364,551,535 Number of Portfolio Holdings77 Portfolio Turnover Rate19% Management Fees Paid$1,022,480
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Other Investments		0.9%
Money Market Fund		1.0%
Consumer Staples		1.2%
Energy		2.7%
Health Care		3.5%
Real Estate		5.4%
Communication Services		5.7%
Consumer Discretionary		7.6%
Industrials		10.9%
Financials		19.5%
Information Technology		42.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033045
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class I
Trading Symbol	EMRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$56	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%	[5]
AssetsNet	$ 364,551,535
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,022,480
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$364,551,535 Number of Portfolio Holdings77 Portfolio Turnover Rate19% Management Fees Paid$1,022,480
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Other Investments		0.9%
Money Market Fund		1.0%
Consumer Staples		1.2%
Energy		2.7%
Health Care		3.5%
Real Estate		5.4%
Communication Services		5.7%
Consumer Discretionary		7.6%
Industrials		10.9%
Financials		19.5%
Information Technology		42.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088110
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Y
Trading Symbol	EMRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$61	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.10%	[6]
AssetsNet	$ 364,551,535
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,022,480
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$364,551,535 Number of Portfolio Holdings77 Portfolio Turnover Rate19% Management Fees Paid$1,022,480
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Other Investments		0.9%
Money Market Fund		1.0%
Consumer Staples		1.2%
Energy		2.7%
Health Care		3.5%
Real Estate		5.4%
Communication Services		5.7%
Consumer Discretionary		7.6%
Industrials		10.9%
Financials		19.5%
Information Technology		42.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000214759
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Z
Trading Symbol	EMRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$50	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[7]
AssetsNet	$ 364,551,535
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,022,480
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$364,551,535 Number of Portfolio Holdings77 Portfolio Turnover Rate19% Management Fees Paid$1,022,480
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Other Investments		0.9%
Money Market Fund		1.0%
Consumer Staples		1.2%
Energy		2.7%
Health Care		3.5%
Real Estate		5.4%
Communication Services		5.7%
Consumer Discretionary		7.6%
Industrials		10.9%
Financials		19.5%
Information Technology		42.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024996
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class A
Trading Symbol	GHAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$71	1.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%	[8]
AssetsNet	$ 560,410,305
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,078,067
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$560,410,305 Number of Portfolio Holdings46 Portfolio Turnover Rate70% Management Fees Paid$3,078,067
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		3.0%
Other Materials		5.0%
Paper & Forest		8.7%
Gold & Precious Metals		12.5%
Agriculture		14.3%
Base & Industrial Metals		18.8%
Oil & Gas		38.9%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033047
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class I
Trading Symbol	GHAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$49	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[9]
AssetsNet	$ 560,410,305
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,078,067
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$560,410,305 Number of Portfolio Holdings46 Portfolio Turnover Rate70% Management Fees Paid$3,078,067
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		3.0%
Other Materials		5.0%
Paper & Forest		8.7%
Gold & Precious Metals		12.5%
Agriculture		14.3%
Base & Industrial Metals		18.8%
Oil & Gas		38.9%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088112
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class Y
Trading Symbol	GHAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$58	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[10]
AssetsNet	$ 560,410,305
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,078,067
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$560,410,305 Number of Portfolio Holdings46 Portfolio Turnover Rate70% Management Fees Paid$3,078,067
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		3.0%
Other Materials		5.0%
Paper & Forest		8.7%
Gold & Precious Metals		12.5%
Agriculture		14.3%
Base & Industrial Metals		18.8%
Oil & Gas		38.9%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024994
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class A
Trading Symbol	INIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$58	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%	[11]
AssetsNet	$ 1,371,882,674
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,862,130
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,371,882,674 Number of Portfolio Holdings45 Portfolio Turnover Rate17% Management Fees Paid$4,862,130
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		1.1%
Diversified Metals & Mining		2.6%
Gold		96.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024995
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class C
Trading Symbol	IIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$96	2.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.00%	[12]
AssetsNet	$ 1,371,882,674
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,862,130
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,371,882,674 Number of Portfolio Holdings45 Portfolio Turnover Rate17% Management Fees Paid$4,862,130
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		1.1%
Diversified Metals & Mining		2.6%
Gold		96.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033046
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class I
Trading Symbol	INIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$46	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%	[13]
AssetsNet	$ 1,371,882,674
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,862,130
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,371,882,674 Number of Portfolio Holdings45 Portfolio Turnover Rate17% Management Fees Paid$4,862,130
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		1.1%
Diversified Metals & Mining		2.6%
Gold		96.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088111
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class Y
Trading Symbol	INIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$45	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%	[14]
AssetsNet	$ 1,371,882,674
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,862,130
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,371,882,674 Number of Portfolio Holdings45 Portfolio Turnover Rate17% Management Fees Paid$4,862,130
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		1.1%
Diversified Metals & Mining		2.6%
Gold		96.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000263290
Shareholder Report [Line Items]
Fund Name	VanEck Emerging Markets Bond ETF
Class Name	VanEck Emerging Markets Bond ETF
Trading Symbol	EMBX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Emerging Markets Bond ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets Bond ETF	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[15]
AssetsNet	$ 246,177,801
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 697,699
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$246,177,801 Number of Portfolio Holdings134 Portfolio Turnover Rate108% Management Fees Paid$697,699
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		3.8%
Other Investments		0.5%
Real Estate		1.5%
Utilities		1.8%
Energy		2.0%
Industrials		2.0%
Basic Materials		2.6%
Financials		4.9%
Government		80.9%
Footnote	Description
Footnote*	Includes net unrealized depreciation on Forward Foreign Currency Contracts

Exposure Basis Explanation [Text Block]	Includes net unrealized depreciation on Forward Foreign Currency Contracts
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000265523
Shareholder Report [Line Items]
Fund Name	VanEck India Select ETF
Class Name	VanEck India Select ETF
Trading Symbol	INDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck India Select ETF (the "Fund") for the period February 18, 2026 (inception of Fund) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Select ETF	$28Footnote Reference(a)	0.76%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full period would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 28	[16]
Expense Ratio, Percent	0.76%	[17]
AssetsNet	$ 2,518,729
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 6,761
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,518,729 Number of Portfolio Holdings70 Portfolio Turnover Rate43% Management Fees Paid$6,761
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Utilities		1.8%
Communication Services		2.3%
Real Estate		3.4%
Energy		3.4%
Consumer Staples		4.6%
Information Technology		6.0%
Consumer Discretionary		10.3%
Materials		10.8%
Health Care		11.2%
Industrials		20.7%
Financials		25.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000195045
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Fund
Class Name	Class I
Trading Symbol	MWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[18]
AssetsNet	$ 36,035,574
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$36,035,574 Number of Portfolio Holdings56 Portfolio Turnover Rate35% Management Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.7%
Communication Services		2.4%
Financials		9.5%
Consumer Discretionary		11.0%
Industrials		12.7%
Consumer Staples		17.8%
Health Care		17.8%
Information Technology		28.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000195046
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Fund
Class Name	Class Z
Trading Symbol	MWMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[19]
AssetsNet	$ 36,035,574
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$36,035,574 Number of Portfolio Holdings56 Portfolio Turnover Rate35% Management Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.7%
Communication Services		2.4%
Financials		9.5%
Consumer Discretionary		11.0%
Industrials		12.7%
Consumer Staples		17.8%
Health Care		17.8%
Information Technology		28.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000259178
Shareholder Report [Line Items]
Fund Name	VanEck Onchain Economy ETF
Class Name	VanEck Onchain Economy ETF
Trading Symbol	NODE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Onchain Economy ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Onchain Economy ETF	$38	0.68%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%	[20]
AssetsNet	$ 72,685,552
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 213,422
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$72,685,552 Number of Portfolio Holdings60 Portfolio Turnover Rate31% Management Fees Paid$213,422
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.5%
Other Investments		0.6%
Consumer Discretionary		1.0%
Communication Services		1.1%
Energy		4.1%
Industrials		5.9%
Utilities		7.2%
Crypto ETPs		8.8%
Financials		13.0%
Information Technology		57.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/

[1]	Annualized
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[15]	Annualized
[16]	Expenses for a full period would be higher than the amount shown.
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized